UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

                             AMIDEX(TM) Funds, Inc.
                             ----------------------
               (Exact name of registrant as specified in charter)

         2621 Van Buren Avenue                    Norristown, PA 19403
     -----------------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

                           Matrix Capital Group, Inc.
                  630 Fitzwatertown Road Building A, 2nd Floor
                           Willow Grove, PA 19090-1904
                           ---------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  610.666.8426

Date of fiscal year end: 05/31/07

Date of reporting period: 08/31/06

Item 1. Schedule of Investments.

The Corporation's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEXTM Funds, Inc.
AMIDEX35TM  ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

                                                                        Shares         Value
                                                                     ------------   ------------
ISRAEL - 47.91%

COMMON STOCK - 47.91%

Banking & Insurance - 18.77%
Bank Hapoalim BM                                                          187,228   $    823,786
Bank Leumi Le-Israel BM                                                   173,116        617,365
Clal Insurance Enterprise Holdings Ltd.                                     8,756        159,016
Israel Discount Bank Ltd. *                                               147,810        241,317
Migdal Insurance Holdings Ltd.                                            178,216        196,462
Mizrahi Tefahot Bank Ltd.                                                  38,915        217,036
                                                                                    ------------
                                                                                       2,254,982
                                                                                    ------------

Chemicals - 9.15%
Israel Chemicals Ltd.                                                     166,335        794,720
Makhteshim-Agan Industries Ltd.                                            59,487        304,248
                                                                                    ------------
                                                                                       1,098,968
                                                                                    ------------

Diversified Holdings - 12.66%
Africa Israel Investments Ltd.                                              6,851        368,755
Clal Industries and Investments                                            26,851        133,148
Discount Investment Corp.                                                   7,860        172,898
IDB Development Corp Ltd.                                                   8,629        225,904
IDB Holding Corp Ltd.                                                       6,490        145,824
Israel Corp Ltd.                                                            1,188        474,003
                                                                                    ------------
                                                                                       1,520,532
                                                                                    ------------

Food - 1.20%
Osem Investment Ltd.                                                       16,670        144,555
                                                                                    ------------

Oil Companies - 2.24%
Delek Group Ltd.                                                            1,564        269,204
                                                                                    ------------

Telecommunications - 3.89%
Bezeq Israeli Telecommunication Corp. Ltd.                                387,390        467,778
                                                                                    ------------

TOTAL COMMON STOCK (Cost $4,391,982)                                                   5,756,019
                                                                                    ------------

TOTAL ISRAEL (Cost $4,391,982)                                                         5,756,019
                                                                                    ------------

AMIDEXTM Funds, Inc.
AMIDEX35TM  ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

                                                                        Shares         Value
                                                                     ------------   ------------
UNITED STATES  - 51.83%

COMMON STOCK - 51.39%

Computer Hardware/Software - 14.81%
Check Point Software Technologies Ltd. *                                   31,695   $    589,210
Electronics for Imaging, Inc.*                                              8,428        194,181
Mercury Interactive Corp. *                                                12,086        609,014
msystems Ltd. *                                                             5,000        221,900
Verint Systems, Inc. *                                                      5,000        165,250
                                                                                    ------------
                                                                                       1,779,555
                                                                                    ------------

Defense Equipment - 1.02%
Elbit Systems Ltd.                                                          4,198        122,330
                                                                                    ------------

Electronics - 1.08%
Orbotech Ltd. *                                                             5,382        129,222
                                                                                    ------------

Medical Products - 0.64%
Given Imaging Ltd. *                                                        4,010         77,273
                                                                                    ------------

Pharmaceuticals - 14.65%
Perrigo Co.                                                                 1,204         19,433
Taro Pharmaceutical Industries Ltd. *                                       6,000         78,480
Teva Pharmaceutical Industries Ltd. - ADR                                  47,816      1,662,084
                                                                                    ------------
                                                                                       1,759,997
                                                                                    ------------

Semiconductors - 1.74%
DSP Group, Inc. *                                                           4,705        115,131
Zoran Corp. *                                                               5,300         94,446
                                                                                    ------------
                                                                                         209,577
                                                                                    ------------

Telecommunications - 17.45%
Alvarion Ltd. *                                                             7,000         49,280
Amdocs Ltd. *                                                              28,803      1,093,074
Comverse Technology, Inc. *                                                25,377        530,379
ECI Telecom Ltd. *                                                         16,000        114,400
ECtel Ltd. *                                                                  316          1,330
Partner Communications Co. Ltd. - ADR                                      33,100        307,830
                                                                                    ------------
                                                                                       2,096,293
                                                                                    ------------

TOTAL COMMON STOCK (Cost $8,165,789)                                                   6,174,247
                                                                                    ------------

SHORT-TERM INVESTMENTS - 0.44%
First American Treasury Obligations Fund, 4.54% ** (Cost $52,966)          52,966         52,966
                                                                                    ------------

TOTAL UNITED STATES (Cost $8,218,755)                                                  6,227,213
                                                                                    ------------

AMIDEXTM Funds, Inc.
AMIDEX35TM  ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

                                                                                       Value
                                                                                    ------------
TOTAL INVESTMENTS (Cost $12,610,737) - 99.74%                                       $ 11,983,232
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.26%                                        30,786
                                                                                    ------------
NET ASSETS - 100%                                                                   $ 12,014,018
                                                                                    ============

*     Non-income producing security.
** Rate shown represents the rate at August 31, 2006, is subject to change and resets daily.
ADR   American Depository Receipt

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
August 31, 2006 (Unaudited)

                                                                        Shares         Value
                                                                     ------------   ------------
COMMON STOCK - 94.39%

Biotechnology - 38.60%
Amgen, Inc. *                                                                 325   $     22,077
Biogen Idec, Inc. *                                                           775         34,209
Celgene Corp. *                                                             1,200         48,828
Enzon Pharmaceuticals, Inc. *                                                 100            818
Genentech, Inc. *                                                           2,700        222,804
Genzyme Corp. *                                                               746         49,407
Human Genome Sciences, Inc. *                                                 600          6,738
Immunomedics, Inc. *                                                          100            225
Medimmune, Inc. *                                                             800         22,112
Millennium Pharmaceuticals, Inc. *                                            900          9,774
Myriad Genetics, Inc. *                                                       100          2,529
PDL BioPharma, Inc. *                                                         500          9,850
Vertex Pharmaceuticals, Inc. *                                                200          6,890
                                                                                    ------------
                                                                                         436,261
                                                                                    ------------

Healthcare Products - 11.04%
Beckman Coulter, Inc.                                                         200         10,954
Cytyc Corp. *                                                                 400          9,556
Johnson & Johnson                                                           1,200         77,592
Varian Medical Systems, Inc. *                                                500         26,650
                                                                                    ------------
                                                                                         124,752
                                                                                    ------------

Pharmaceuticals - 44.75%
Abbott Laboratories                                                           600         29,220
AstraZeneca Plc. - ADR                                                        800         52,112
Bristol-Myers Squibb Co.                                                      800         17,400
Cell Therapeutics, Inc. *                                                     100            152
Elan Corp Plc. - ADR *                                                        100          1,653
Eli Lilly & Co.                                                               400         22,372
Gilead Sciences, Inc. *                                                     1,700        107,780
GlaxoSmithKline Plc. - ADR                                                  1,200         68,136
ImClone Systems, Inc. *                                                       300          8,970
Medarex, Inc. *                                                               200          2,148
Merck & Co., Inc.                                                             900         36,495
Novartis AG - ADR                                                             950         54,264
Pfizer, Inc.                                                                2,250         62,010
QLT, Inc. *                                                                   300          2,313
Schering-Plough Corp.                                                         600         12,570
Valeant Pharmaceuticals International                                         200          3,932
Wyeth                                                                         500         24,350
                                                                                    ------------
                                                                                         505,877
                                                                                    ------------

TOTAL COMMON STOCK (Cost $873,708)                                                     1,066,890
                                                                                    ------------

SHORT-TERM INVESTMENTS - 3.40%
First American Treasury Obligations Fund, 4.54%  ** (Cost $38,447)         38,447         38,447
                                                                                    ------------

TOTAL INVESTMENTS (Cost $912,155) - 97.79%                                          $  1,105,337
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.21%                         61,693         25,014
                                                                                    ------------
NET ASSETS - 100%                                                                   $  1,130,351
                                                                                    ============

*     Non-income producing security.
** Rate shown represents the rate at August 31, 2006, is subject to change and resets daily.
ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a) The Corporation's principal executive officer and principal financial officer have concluded that the Corporation's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Corporation in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Corporation's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX(TM) Funds, Inc.

By:  /s/
   ---------------------------------------------
Name:  Clifford A. Goldstein
Title: Principal Executive Officer
Date:  October 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/
    ---------------------------------------------
Name:  Clifford A. Goldstein
Title: Principal Executive Officer
Date:  October 16, 2006


By:  /s/
   ---------------------------------------------
Name:   Larry E. Beaver
Title:  Principal Financial Officer
Date:   October 13, 2006